GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 26, 2020
GOODWILL AND OTHER INTANGIBLE ASSETS

D.GOODWILL AND OTHER INTANGIBLE ASSETS

As described in Note M — Segment Reporting, we re-organized around the markets we serve rather than geography and therefore changed our segment structure effective January 1, 2020. As a result, we allocated goodwill to the new segments using a relative fair value approach. In addition, we completed an assessment of any potential goodwill impairment for all reporting units immediately prior to the reallocation and determined that no impairment existed. Further, we have recast the goodwill and indefinite-lived intangible asset tables for the new segment structure. The changes in the net carrying amount of goodwill by reporting segment for the years ended December 26, 2020 and December 28, 2019, are as follows (in thousands):

	Retail	Industrial	Construction	All Other	Corporate	Total
Balance as of December 29, 2018	$55,509	$78,646	$82,728	$7,234	$—	$224,117
2019 Acquisitions	2,589	6,250			—	8,839
2019 Purchase Accounting Adjustments		(3,620)				(3,620)
Foreign Exchange, Net			183	17	—	200
Balance as of December 28, 2019	58,098	81,276	82,911	7,251	—	229,536
2020 Acquisitions	3,643	6,549	18,902	4,441	—	33,535
2020 Purchase Accounting Adjustments	202	2	—	—	—	204
2020 Impairments	—	—	(11,485)	—	—	(11,485)
Foreign Exchange, Net	—	—	401	2	—	403
Balance as of December 26, 2020	$61,943	$87,827	$90,729	$11,694	$—	$252,193

In the fourth quarter of 2020, we experienced significantly lower than expected operating results within the commercial reporting unit of our construction segment. In conjunction with our planning process we also noted expectations for lower customer demand for the foreseeable future.  As a result, we revised our future cash flow projections for this reporting unit and performed the goodwill impairment test by calculating the fair value of the reporting unit based on its discounted estimated future cash flows. It was determined that the carrying value of the reporting unit exceeded its fair value. Consequently, we recorded a goodwill impairment charge of $11.5 million, which represents the entire amount of the goodwill in the reporting unit. As of the date of the most recent goodwill impairment test, which utilized data and assumptions as of September 26, 2020, all other reporting units had fair values that were substantially in excess of their carrying values.

Indefinite-lived intangible assets totaled $7.4 million as of December 26, 2020 and December 28, 2019 related to the commercial unit within the construction segment, the international unit within the all other segment, and the Deckorators unit within the retail segment.

The following amounts were included in other amortizable intangible assets, net as of December 26, 2020 and December 28, 2019 (in thousands):

	2020			2019
		Accumulated			Accumulated
	Assets	Amortization	Net Value	Assets	Amortization	Net Value
Non-compete agreements	$4,847	$(2,728)	$2,119	$5,092	$(2,262)	$2,830
Customer relationships	80,343	(17,021)	63,322	48,084	(10,079)	38,005
Licensing agreements	4,589	(4,589)	—	4,589	(4,368)	221
Patents	965	(509)	456	914	(421)	493
Tradename	8,019	(2,123)	5,896	7,966	(1,202)	6,764
Software	505	(46)	459	—	—	—
Total	$99,268	$(27,016)	$72,252	$66,645	$(18,332)	$48,313

Amortization is computed principally by the straight-line method over the estimated useful lives of the intangible assets as follows:

Weighted Average
Intangible Asset Type	Estimated Useful Life	Amortization Period
Non-compete agreements	3 to 15 years	10.1 years
Customer relationship	5 to 15 years	6.3 years
Licensing agreements	10 years	10 years
Tradename (amortizable)	3 to 15 years	11.5 years
Software	3 to 5 years	3.7 years

Amortization expense of intangibles totaled $8.7 million, $6.3 million and $6.4 million in 2020, 2019 and 2018, respectively. The estimated amortization expense for intangibles for each of the five succeeding fiscal years is as follows (in thousands):

2021	$12,074
2022	11,759
2023	11,018
2024	10,795
2025	7,900
Thereafter	18,706
Total	$72,252